Interim condensed consolidated statement of profit or loss - COP ($) $ in Millions	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Interim condensed consolidated statement of profit or loss
Revenue from contracts with customers	$ 119,898,794	$ 60,085,808
Cost of sales	(65,458,241)	(36,449,442)
Gross profit	54,440,553	23,636,366
Administration expenses	(2,844,627)	(1,934,557)
Operation and project expenses	(2,833,523)	(1,993,083)
Impairment (loss) reversal of non-current assets	(5,516)	1,763
Other operating expenses	(302,671)	(435,557)
Operating income	48,454,216	19,274,932
Financial results
Financial income	887,398	242,763
Financial expenses	(5,875,877)	(2,774,295)
Foreign exchange (loss) gain	(377,527)	351,341
Financial result	(5,366,006)	(2,180,191)
Share of profits of associates and joint ventures	656,680	225,914
Profit before income tax expense	43,744,890	17,320,655
Income tax expense	(16,214,065)	(6,045,669)
Net profit for the period	27,530,825	11,274,986
Net profit attributable to:
Owners of parent	24,770,909	10,217,081
Non-controlling interest	2,759,916	1,057,905
Net profit	$ 27,530,825	$ 11,274,986
Basic earnings per share (Colombian pesos)	$ 602.5	$ 248.5
Diluted earnings per share (Colombian pesos)	$ 602.5	$ 248.5